Revenues, Deferred Revenues and Segments - Schedule of Deferred Revenue Recorded By Subsidiaries (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue Recorded By Subsidiaries [Line Items]
Total	€ 1,309	€ 63
Juve Stabia [Member]
Schedule of Deferred Revenue Recorded By Subsidiaries [Line Items]
Total	1,291
Brera Milano [Member]
Schedule of Deferred Revenue Recorded By Subsidiaries [Line Items]
Total		48
FKAP [Member]
Schedule of Deferred Revenue Recorded By Subsidiaries [Line Items]
Total	€ 18	€ 15